INTANGIBLES	12 Months Ended
Dec. 31, 2015
INTANGIBLES
INTANGIBLES

NOTE 4—INTANGIBLES

INTANGIBLE ASSETS:  The December 2011 acquisition of TCP resulted in recording an intangible asset in the amount of $55.5 million relating to a contractual obligation that TCP has to a third party under a purchase power agreement (the “PPA”). The $55.5 million intangible asset represents the amount that the PPA contract terms were above market value at the acquisition date and is being amortized on a straight‑line basis over the remaining life of the PPA through June 30, 2019. The straight‑line method is consistent with the terms of the PPA as this contract is for a fixed amount of capacity at a fixed capacity rate that stays constant over the term of the contract. The amortization of the PPA intangible asset is accounted for as a reduction of the revenue generated by the PPA and is included in other operating revenue. The amortization was $7.3 million in each of the years 2015,  2014 and 2013 and will be recognized over each of the next four years as follows (thousands):

2016	$7,324
2017	7,324
2018	7,324
2019	3,662
$25,634

INTANGIBLE LIABILITIES:  The December 2011 acquisition of Colowyo Coal resulted in recording an intangible liability of $18.0 million relating to a contractual obligation that Colowyo Coal has to sell coal to the Yampa Participants through 2017. The $18.0 million intangible liability represents the amount that the coal sale contract terms were below market at the acquisition date and is being amortized based upon the contracted tonnage with the Yampa Participants over the remaining life of the coal contract ending December 31, 2017. The intangible liability balance of $6.2 and $9.4 million as of December 31, 2015 and 2014, respectively, is included in intangible liabilities. The amortization of the Colowyo Coal intangible liability is accounted for as an increase in other operating revenue. An amortization benefit of $3.2,  $3.2 and $2.5 million was recognized in 2015,  2014 and 2013, respectively, and the recognition of the benefit over the next two years is estimated to be as follows (thousands):

2016	$3,125
2017	3,096
$6,221